Dividends	12 Months Ended
Aug. 31, 2018
Dividends [Abstract]
Dividends

20. DIVIDENDS

Common share dividends

The holders of Class A Shares and Class B Non-Voting Shares are entitled to receive such dividends as the Board of Directors determines to declare on a share-for-share basis, as and when any such dividends are declared or paid. The holders of Class B Non-Voting Shares are entitled to receive during each dividend period, in priority to the payment of dividends on the Class A Shares, an additional dividend at a rate of $0.0025 per share per annum. This additional dividend is subject to proportionate adjustment in the event of future consolidations or subdivisions of shares and in the event of any issue of shares by way of stock dividend. After payment or setting aside for payment of the additional non-cumulative dividends on the Class B Non-Voting Shares, holders of Class A Shares and Class B Non-Voting Shares participate equally, share for share, as to all subsequent dividends declared.

Preferred share dividends

Holders of the Series A Preferred Shares were entitled to receive, as and when declared by the Company’s Board of Directors, a cumulative quarterly fixed dividend yielding 4.50% annually for the initial period ending June 30, 2016. Commencing June 30, 2016, the dividend rate was reset to 2.791% for the five year period ending June 30, 2021. Thereafter, the dividend rate will be reset every five years at a rate equal to the then current 5-year Government of Canada bond yield plus 2.00%.    Holders of Series A Preferred Shares had the right, at their option, to convert their shares into Cumulative Redeemable Floating Rate Preferred Shares, Series B (the “Series B Preferred Shares”), subject to certain conditions, on June 30, 2016 and on June 30 every five years thereafter, with the next conversion date being June 30, 2021.

On June 30, 2016, 1,987,607 Series A Preferred Shares were converted into an equal number of Series B Preferred Shares. The Series B Preferred Shares also represent a series of Class 2 preferred shares and holders will be entitled to receive cumulative quarterly dividends, as and when declared by the Company’s Board of Directors, at a rate set quarterly equal to the then current three-month Government of Canada Treasury Bill yield plus 2.00%. The floating quarterly dividend rate for the Series B Preferred Shares were set as follows:

Period	Annual Dividend Rate
June 30, 2016 to September 29, 2016	2.539%
September 30, 2016 to December 30, 2016	2.512%
December 31, 2016 to March 30, 2017	2.509%
March 31, 2017 to June 29, 2017	2.480%
June 30, 2017 to September 29, 2017	2.529%
September 30, 2017 to December 30, 2017	2.742%
December 31, 2017 to March 30, 2018	2.872%
March 31, 2018 to June 29, 2018	3.171%
June 30, 2018 to September 29, 2018	3.300%
September 30, 2018 to December 30, 2018	3.509%

Dividend reinvestment plan

The Company has a Dividend Reinvestment Plan (“DRIP”) that allows holders of Class A Shares and Class B Non-Voting Shares who are residents of Canada and, effective December 16, 2016, the United States, to automatically reinvest monthly cash dividends to acquire additional Class B Non-Voting Shares. Class B Non-Voting Shares distributed under the Company’s DRIP are new shares issued from treasury at a 2% discount from the 5 day weighted average market price immediately preceding the applicable dividend payment date.

Dividends declared

The dividends per share recognized as distributions to common shareholders for dividends declared during the year ended August 31, 2018 and 2017 are as follows:

2018		2017
Class A Voting Share	Class B Non-Voting Share	Class A Voting Share	Class B Non-Voting Share
1.1825	1.1850	1.1825	1.1850

The dividends per share recognized as distributions to preferred shareholders for dividends declared during the year ended August 31, 2018 and 2017 are as follows:

2018		2017
Series A Preferred Share	Series B Preferred Share	Series A Preferred Share	Series B Preferred Share
0.6978	0.7553	0.6978	0.6269

On June 28, 2018, the Company declared dividends of $0.17444 per Series A Preferred Share and $0.20625 per Series B Preferred Share which were paid on October 1, 2018. The total amount paid was $2 of which $1 was not recognized as at August 31, 2018.

On October 25, 2018, the Company declared dividends of $0.098542 per Class A Voting Share and $0.09875 per Class B Non-Voting Share payable on each of December 28, 2018, January 30, 2019 and February 27, 2019 to shareholders of record at the close of business on December 14, 2018, January 15, 2019 and February 15, 2019, respectively.

On October 25, 2018, the Company declared dividends of $0.17444 per Series A Preferred Share and $0.21931 per Series B Preferred Share payable on December 31, 2018 to holders of record at the close of business on December 14, 2018.